Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Summary of Class A Ordinary Shares Reflected on the Condensed Balance Sheets
As of March 31, 2022, the carrying value of Class A ordinary shares reflected on the condensed balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Class 1 Warrants	(9,430,000)
Issuance costs allocated to Class A ordinary shares	(12,756,565)
Plus:
Remeasurement of carrying value to redemption value	22,186,565

Class A ordinary shares subject to possible redemption	$230,000,000

Schedule of Earnings Per Share Basic and Diluted
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

	For The Three Months Ended March 31, 2022		For The Period From March 19, 2021 (Inception) Through March 31, 2021
	Class A	Class B	Class B
Basic and diluted net loss per ordinary share:
Numerator:

Allocation of net loss	$(113,514)	$(142,321)	$(25,822)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	7,155,556	8,971,428	659,341

Basic and diluted net loss per ordinary share	$(0.02)	$(0.02)	$(0.04)